SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Share Purchase Agreement [Member]	Jul. 17, 2026 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued in transaction | shares	30,000,000
Sales price per share | $ / shares	$ 8.00
Consideration received on transaction | $	$ 240,000,000
Consideration of shares percentage	87.72%
Landvision Technology Limited [Member]
Subsequent Event [Line Items]
Ownership percentage	100.00%
British Virgin Islands Holding [Member]
Subsequent Event [Line Items]
Ownership percentage	100.00%